Commitments and Contingencies (Guarantees, Surety Bonds and Letters of Credit) (Detail) - USD ($)		1 Months Ended	9 Months Ended
		Oct. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Guarantee Obligations [Line Items]
Facility Limit	[1]		$ 6,000,000,000
Additional amount borrowed				$ 73,000,000
Maximum Exposure	[2]		5,663,000,000
Commodity Transactions
Guarantee Obligations [Line Items]
Maximum Exposure	[3]		2,517,000,000
Nuclear Obligations
Guarantee Obligations [Line Items]
Maximum Exposure	[4]		204,000,000
Cove Point
Guarantee Obligations [Line Items]
Maximum Exposure	[5]		1,900,000,000
Virginia Electric and Power Company
Guarantee Obligations [Line Items]
Facility Limit	[6]		6,000,000,000
Dominion Energy Gas Holdings, LLC
Guarantee Obligations [Line Items]
Facility Limit	[7]		1,500,000,000
Additional amount borrowed				$ 73,000,000
Financial Guarantee [Member] | Equity Method Investee [Member]
Guarantee Obligations [Line Items]
Maximum Exposure			27,000,000
Financial Guarantee [Member] | Atlantic Coast Pipeline | Revolving Credit Facility
Guarantee Obligations [Line Items]
Facility Limit			$ 3,400,000,000
Maximum potential loss exposure, limited guarantee percentage			48.00%
Guarantee liability			$ 15,000,000		$ 21,000,000
Guarantee recorded amount			1,700,000,000
Additional amount borrowed		$ 41,000,000
Solar
Guarantee Obligations [Line Items]
Maximum Exposure	[8]		652,000,000
Other
Guarantee Obligations [Line Items]
Maximum Exposure	[9]		390,000,000
Surety Bond [Member]
Guarantee Obligations [Line Items]
Maximum Exposure			185,000,000
Surety Bond [Member] | Virginia Electric and Power Company
Guarantee Obligations [Line Items]
Maximum Exposure			81,000,000
Surety Bond [Member] | Dominion Energy Gas Holdings, LLC
Guarantee Obligations [Line Items]
Maximum Exposure			31,000,000
Financial Standby Letter of Credit [Member]
Guarantee Obligations [Line Items]
Maximum Exposure			$ 81,000,000

[1]	This credit facility matures in March 2023 and can be used by the borrowers under the credit facility to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
[2]	Excludes Dominion Energy’s guarantee for the new corporate office property discussed in Note 22 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2018, as updated in Current Report on Form 8-K, filed November 18, 2019, and guarantees for debt of certain subsidiaries discussed in Note 17.
[3]	Guarantees related to commodity commitments of certain subsidiaries. These guarantees were provided to counterparties in order to facilitate physical and financial transaction related commodities and services.
[4]	Guarantees primarily related to certain DGI subsidiaries regarding all aspects of running a nuclear facility.
[5]	Guarantees related to Cove Point, in support of terminal services, transportation and construction. Cove Point has two guarantees that have no maximum limit and, therefore, are not included in this amount.
[6]	The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Dominion Energy Gas, Questar Gas and DESC. The sub-limit for Virginia Power is set within the facility limit but can be changed at the option of the borrowers under the credit facility multiple times per year. At September 30, 2019, the sub-limit for Virginia Power was $1.5 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.
[7]	A maximum of $1.5 billion of the facility is available to Dominion Energy Gas, assuming adequate capacity is available after giving effect to uses by co-borrowers Dominion Energy, Virginia Power, Questar Gas and DESC. The sub-limit for Dominion Energy Gas is set within the facility limit but can be changed at the option of the borrowers under the credit facility multiple times per year. At September 30, 2019, the sub-limit for Dominion Energy Gas was $750 million. If Dominion Energy Gas has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $1.5 billion (or the sub-limit, whichever is less) of letters of credit.
[8]	Includes guarantees to facilitate the development of solar projects. Also includes guarantees entered into by DGI on behalf of certain subsidiaries to facilitate the acquisition and development of solar projects.
[9]	Guarantees related to other miscellaneous contractual obligations such as leases, environmental obligations, construction projects and insurance programs. Due to the uncertainty of workers’ compensation claims, the parental guarantee has no stated limit.